RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2022
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Accounting Standards Updates, recently adopted
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying U.S. GAAP guidance to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.

Relief provided by ASU 2020-04, as amended by ASU 2022-06, Reference Rate Reform (ASC 848) – Deferral of the Sunset Date of Topic 848 – issued in December 2022, is optional and expires December 31, 2024. The Company has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party.
We expect to take advantage of the expedients and exceptions for applying U.S.GAAP provided by the updates when reference rates currently in use are discontinued and replaced with alternative reference rates. All new contracts we enter into are based on alternative reference rate, SOFR. For existing contracts, we are currently having discussions with our lending banks and the counterparties to our interest rate derivative contracts in advance of the June 30, 2023, to ensure that our contracts are renegotiated in time for LIBOR discontinuation date. It is our view, that we will transition to the alternative reference rate, SOFR, in accordance with the set LIBOR discontinuation date of June 30, 2023.